28. Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Schedule of remuneration of key management personnel
28.5.	Compensation of key management personnel

	2020	2019	2018
Salaries, wages and benefits (*)	35,147	69,609	75,979
Related taxes and charges	13,454	15,813	11,062
Share-based compensation	15,509	8,880	10,234
Total	64,110	94,302	97,275

(*) Includes payment for members of Management, audit committee, and fiscal council.